Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 95.2%
Aerospace & Defense - 0.7%
TransDigm, Inc.
4.88%, 05/01/2029	$ 5,020,000	$ 4,491,645
5.50%, 11/15/2027	2,906,000	2,751,314
Triumph Group, Inc.
7.75%, 08/15/2025 (A)	2,284,000	1,954,807
8.88%, 06/01/2024 (B)	319,000	329,964

		9,527,730

Airlines - 0.5%
American Airlines Group, Inc.
3.75%, 03/01/2025 (B)	131,000	114,953
American Airlines, Inc. / AAdvantage Loyalty IP Ltd.
5.50%, 04/20/2026 (B)	1,427,000	1,408,791
5.75%, 04/20/2029 (B)	2,126,000	2,048,305
United Airlines Holdings, Inc.
4.88%, 01/15/2025 (A)	3,111,000	2,975,672
United Airlines Pass-Through Trust
4.63%, 03/03/2024	735,378	734,778

		7,282,499

Auto Components - 2.2%
Clarios Global LP / Clarios US Finance Co.
6.25%, 05/15/2026 (B)	3,086,000	3,115,147
8.50%, 05/15/2027 (A) (B)	3,876,000	3,924,450
Dana, Inc.
4.50%, 02/15/2032	4,562,000	3,812,516
5.38%, 11/15/2027	1,973,000	1,854,620
5.63%, 06/15/2028 (A)	1,464,000	1,361,158
Goodyear Tire & Rubber Co.
4.88%, 03/15/2027 (A)	2,303,000	2,190,210
5.00%, 05/31/2026 - 07/15/2029 (A)	5,335,000	5,007,268
9.50%, 05/31/2025 (A)	3,075,000	3,239,859
Patrick Industries, Inc.
7.50%, 10/15/2027 (B)	5,897,000	5,463,187

		29,968,415

Banks - 1.6%
Barclays PLC
Fixed until 09/15/2023 (C), 7.75% (D)	1,517,000	1,528,215
Fixed until 06/15/2024 (C), 8.00% (D)	3,262,000	3,359,860
Citigroup, Inc.
Fixed until 09/12/2024 (C), 5.00% (D)	5,932,000	5,489,581
Intesa Sanpaolo SpA
Fixed until 06/01/2031, 4.20% (D), 06/01/2032 (B)	1,694,000	1,296,832
5.71%, 01/15/2026 (B)	4,247,000	4,104,959
JPMorgan Chase & Co.
Fixed until 02/01/2025 (C), 4.60% (D)	3,140,000	2,781,992
Lloyds Banking Group PLC
Fixed until 06/27/2024 (C), 7.50% (A) (D)	2,630,000	2,656,966

		21,218,405

Beverages - 0.5%
Primo Water Holdings, Inc.
4.38%, 04/30/2029 (B)	8,246,000	7,122,483

Biotechnology - 0.3%
Grifols Escrow Issuer SA
4.75%, 10/15/2028 (B)	4,086,000	3,621,299

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products - 0.9%
Builders FirstSource, Inc.
4.25%, 02/01/2032 (B)	$ 905,000	$ 774,476
5.00%, 03/01/2030 (B)	694,000	642,632
Cornerstone Building Brands, Inc.
6.13%, 01/15/2029 (B)	6,056,000	4,057,520
Standard Industries, Inc.
3.38%, 01/15/2031 (B)	2,209,000	1,796,248
4.38%, 07/15/2030 (B)	880,000	768,663
5.00%, 02/15/2027 (B)	4,081,000	3,925,392

		11,964,931

Capital Markets - 2.1%
Camelot Return Merger Sub, Inc.
8.75%, 08/01/2028	3,576,000	3,334,620
Credit Suisse Group AG
Fixed until 02/11/2027 (C), 5.25% (B) (D)	2,250,000	1,856,250
Fixed until 12/18/2024 (C), 6.25% (B) (D)	1,350,000	1,291,977
Fixed until 08/21/2026 (C), 6.38% (B) (D)	3,782,000	3,195,790
Fixed until 09/12/2025 (C), 7.25% (B) (D)	3,450,000	3,056,700
Fixed until 07/17/2023 (C), 7.50% (B) (D)	171,000	158,910
Fixed until 12/11/2023 (C), 7.50% (B) (D)	4,168,000	4,092,034
Deutsche Bank AG
Fixed until 10/14/2030, 3.73% (D), 01/14/2032	2,644,000	2,054,729
Fixed until 10/30/2025 (C), 6.00% (A) (D)	1,400,000	1,211,000
LPL Holdings, Inc.
4.00%, 03/15/2029 (B)	4,244,000	3,946,920
MSCI, Inc.
3.63%, 09/01/2030 (B)	4,869,000	4,445,397

		28,644,327

Chemicals - 1.9%
ASP Unifrax Holdings, Inc.
5.25%, 09/30/2028 (B)	1,038,000	873,591
7.50%, 09/30/2029 (B)	3,029,000	2,392,910
Avient Corp.
7.13%, 08/01/2030 (E)	1,136,000	1,170,557
Eagle Intermediate Global Holding BV / Ruyi US Finance LLC
7.50%, 05/01/2025 (A) (B)	7,289,000	5,156,968
NOVA Chemicals Corp.
4.88%, 06/01/2024 (B)	2,559,000	2,494,793
5.25%, 06/01/2027 (B)	7,066,000	6,776,294
Olin Corp.
5.00%, 02/01/2030 (A)	3,224,000	2,990,260
5.13%, 09/15/2027	2,495,000	2,388,963
5.63%, 08/01/2029	1,471,000	1,412,160

		25,656,496

Commercial Services & Supplies - 2.4%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.38%, 03/01/2029 (A) (B)	3,824,000	3,487,144
5.75%, 07/15/2027 (A) (B)	5,120,000	4,856,109
Covanta Holding Corp.
4.88%, 12/01/2029 (B)	2,618,000	2,331,931
5.00%, 09/01/2030	2,115,000	1,846,712
Garda World Security Corp.
4.63%, 02/15/2027 (B)	3,043,000	2,745,243
6.00%, 06/01/2029 (B)	3,381,000	2,639,213
9.50%, 11/01/2027 (B)	1,765,000	1,651,335
Harsco Corp.
5.75%, 07/31/2027 (A) (B)	186,000	141,360

Transamerica Funds	Page 1

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Nielsen Finance LLC / Nielsen Finance Co.
4.50%, 07/15/2029 (B)	$ 2,894,000	$ 2,719,666
5.63%, 10/01/2028 (B)	5,199,000	5,095,020
5.88%, 10/01/2030 (B)	640,000	627,200
Stericycle, Inc.
3.88%, 01/15/2029 (B)	1,603,000	1,465,671
5.38%, 07/15/2024 (B)	2,299,000	2,299,506

		31,906,110

Communications Equipment - 1.1%
Avaya, Inc.
6.13%, 09/15/2028 (B)	7,118,000	3,343,538
CommScope Technologies LLC
6.00%, 06/15/2025 (B)	4,843,000	4,479,775
CommScope, Inc.
4.75%, 09/01/2029 (B)	3,920,000	3,408,362
6.00%, 03/01/2026 (B)	2,100,000	2,042,250
8.25%, 03/01/2027 (B)	1,989,000	1,752,806

		15,026,731

Construction & Engineering - 0.5%
Abengoa Abenewco 2 SA
PIK Rate 1.50%, Cash Rate 0.00%, 10/26/2024 (B) (F)	2,023,470	10,117
Ashton Woods USA LLC / Ashton Woods Finance Co.
4.63%, 08/01/2029 - 04/01/2030 (B)	2,445,000	1,882,858
6.63%, 01/15/2028 (B)	5,109,000	4,469,966

		6,362,941

Construction Materials - 0.2%
Advanced Drainage Systems, Inc.
6.38%, 06/15/2030 (B)	1,435,000	1,446,133
Eco Material Technologies, Inc.
7.88%, 01/31/2027 (B)	1,006,000	893,711

		2,339,844

Consumer Finance - 2.0%
Altice Financing SA
5.00%, 01/15/2028 (B)	1,366,000	1,205,850
Ford Motor Credit Co. LLC
2.70%, 08/10/2026	1,636,000	1,483,852
3.38%, 11/13/2025	3,066,000	2,905,570
4.00%, 11/13/2030	4,118,000	3,642,928
4.39%, 01/08/2026	6,969,000	6,782,635
4.95%, 05/28/2027	1,741,000	1,725,940
5.13%, 06/16/2025	1,398,000	1,395,756
Navient Corp.
5.00%, 03/15/2027	1,020,000	921,988
5.50%, 03/15/2029 (A)	1,464,000	1,255,146
5.88%, 10/25/2024	5,127,000	5,026,014

		26,345,679

Containers & Packaging - 4.3%
ARD Finance SA
PIK Rate 7.25%, Cash Rate 6.50%, 06/30/2027 (B) (F)	3,132,216	2,370,398
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028 (B)	2,886,000	2,679,103
4.00%, 09/01/2029 (B)	5,007,000	4,306,020
6.00%, 06/15/2027 (B)	424,000	436,190

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging (continued)
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
5.25%, 08/15/2027 (A) (B)	$ 2,241,000	$ 1,703,800
Ball Corp.
2.88%, 08/15/2030	8,739,000	7,523,327
Cascades, Inc. / Cascades USA, Inc.
5.13%, 01/15/2026 (B)	1,069,000	996,429
5.38%, 01/15/2028 (B)	8,454,000	7,604,562
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029 (B)	3,236,000	3,267,454
Crown Americas LLC / Crown Americas Capital Corp. VI
4.75%, 02/01/2026	8,832,000	8,764,700
Graphic Packaging International LLC
3.50%, 03/15/2028 - 03/01/2029 (B)	5,808,000	5,335,922
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/2024 (B)	3,000	2,967
Owens-Brockway Glass Container, Inc.
6.38%, 08/15/2025 (A) (B)	1,014,000	969,356
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC
4.00%, 10/15/2027 (B)	4,977,000	4,385,085
Trident TPI Holdings, Inc.
9.25%, 08/01/2024 (B)	3,912,000	3,599,040
Trivium Packaging Finance BV
5.50%, 08/15/2026 (B)	3,258,000	3,192,840
8.50%, 08/15/2027 (A) (B)	1,285,000	1,225,890

		58,363,083

Diversified Consumer Services - 0.3%
WW International, Inc.
4.50%, 04/15/2029 (A) (B)	5,237,000	3,823,010

Diversified Financial Services - 3.4%
Avation Capital SA
PIK Rate 9.00%, Cash Rate 8.25%, 10/31/2026 (B) (F)	4,041,919	3,040,971
Dana Financing Luxembourg SARL
5.75%, 04/15/2025 (B)	7,877,000	7,758,845
ILFC E-Capital Trust I
1.55% + Max of 3-Month LIBOR, 10-Year CMT, or 30-Year CMT, 4.85% (D), 12/21/2065 (B)	17,977,000	13,499,143
ILFC E-Capital Trust II
1.80% + Max of 3-Month LIBOR, 15-Year CMT or 30-Year CMT, 5.10% (D), 12/21/2065 (B)	2,974,000	2,208,195
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.25%, 02/01/2027 (B)	1,427,000	1,272,128
5.25%, 10/01/2025 (B)	3,485,000	3,294,057
United Wholesale Mortgage LLC
5.50%, 11/15/2025 - 04/15/2029 (B)	5,108,000	4,543,067
5.75%, 06/15/2027 (B)	3,038,000	2,652,339
Virgin Media Secured Finance PLC
4.50%, 08/15/2030 (B)	1,369,000	1,226,966
5.50%, 05/15/2029 (B)	7,269,000	6,906,459

		46,402,170

Diversified Telecommunication Services - 3.6%
Frontier Communications Holdings LLC
5.00%, 05/01/2028 (B)	1,852,000	1,740,399
6.00%, 01/15/2030 (A) (B)	2,433,000	2,043,890
6.75%, 05/01/2029 (B)	4,606,000	4,097,636

Transamerica Funds	Page 2

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Hughes Satellite Systems Corp.
6.63%, 08/01/2026	$ 3,959,000	$ 3,842,787
Iliad Holding SASU
6.50%, 10/15/2026 (B)	2,271,000	2,179,820
7.00%, 10/15/2028 (B)	4,281,000	4,109,139
Intelsat Jackson Holdings SA
8.50%, 10/15/2024 (G) (H) (I)	3,274,000	0
Level 3 Financing, Inc.
3.63%, 01/15/2029 (B)	4,524,000	3,780,978
3.75%, 07/15/2029 (B)	1,518,000	1,256,145
4.25%, 07/01/2028 (B)	3,398,000	2,965,134
4.63%, 09/15/2027 (B)	1,879,000	1,717,481
Lumen Technologies, Inc.
4.50%, 01/15/2029 (B)	3,144,000	2,491,620
5.13%, 12/15/2026 (B)	5,840,000	5,329,000
5.38%, 06/15/2029 (B)	5,213,000	4,352,855
7.50%, 04/01/2024	4,483,000	4,606,731
Telecom Italia Capital SA
6.00%, 09/30/2034	2,206,000	1,737,948
6.38%, 11/15/2033	2,243,000	1,870,438
Zayo Group Holdings, Inc.
4.00%, 03/01/2027 (B)	1,157,000	1,007,588

		49,129,589

Electric Utilities - 0.9%
Elwood Energy LLC
8.16%, 07/05/2026	1,907,150	1,902,382
NRG Energy, Inc.
3.38%, 02/15/2029 (B)	1,599,000	1,379,137
3.88%, 02/15/2032 (B)	1,461,000	1,248,760
Vistra Operations Co. LLC
4.38%, 05/01/2029 (B)	3,383,000	3,145,074
5.00%, 07/31/2027 (B)	4,312,000	4,245,380
5.63%, 02/15/2027 (B)	611,000	612,961

		12,533,694

Electronic Equipment, Instruments & Components - 0.3%
Sensata Technologies BV
4.00%, 04/15/2029 (B)	3,295,000	2,998,450
Sensata Technologies, Inc.
3.75%, 02/15/2031 (B)	667,000	579,546
4.38%, 02/15/2030 (B)	1,069,000	991,946

		4,569,942

Energy Equipment & Services - 1.3%
Archrock Partners LP / Archrock Partners Finance Corp.
6.25%, 04/01/2028 (B)	3,967,000	3,589,778
CSI Compressco LP / CSI Compressco Finance, Inc.
7.50%, 04/01/2025 (A) (B)	431,000	396,613
7.50%, 04/01/2025 (B)	1,546,000	1,422,653
PIK Rate 3.50%, Cash Rate 7.25%, 04/01/2026 (B) (F)	6,349,963	5,826,910
Sunnova Energy Corp.
5.88%, 09/01/2026 (A) (B)	2,922,000	2,746,680
USA Compression Partners LP / USA Compression Finance Corp.
6.88%, 09/01/2027	4,444,000	4,075,148

		18,057,782

Entertainment - 0.8%
CDI Escrow Issuer, Inc.
5.75%, 04/01/2030 (B)	3,778,000	3,702,440

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Entertainment (continued)
Netflix, Inc.
4.88%, 04/15/2028	$ 2,997,000	$ 2,975,661
4.88%, 06/15/2030 (B)	2,044,000	2,016,396
5.38%, 11/15/2029 (B)	984,000	988,384
Scientific Games Holdings LP / Scientific Games US FinCo, Inc.
6.63%, 03/01/2030 (B)	775,000	695,562

		10,378,443

Equity Real Estate Investment Trusts - 3.1%
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026 (B)	4,945,000	4,334,515
6.00%, 04/15/2025 (B)	1,212,000	1,177,803
Iron Mountain Information Management Services, Inc.
5.00%, 07/15/2032 (B)	2,443,000	2,202,719
Iron Mountain, Inc.
4.50%, 02/15/2031 (B)	881,000	773,078
5.25%, 03/15/2028 (B)	4,992,000	4,767,360
iStar, Inc.
4.25%, 08/01/2025	2,341,000	2,232,729
5.50%, 02/15/2026	5,248,000	5,153,035
MPT Operating Partnership LP / MPT Finance Corp.
3.50%, 03/15/2031	4,019,000	3,460,138
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer
5.88%, 10/01/2028 (B)	1,350,000	1,323,290
7.50%, 06/01/2025 (B)	4,323,000	4,431,637
SBA Communications Corp.
3.13%, 02/01/2029	3,735,000	3,268,125
3.88%, 02/15/2027	3,057,000	2,912,832
VICI Properties LP / VICI Note Co., Inc.
3.88%, 02/15/2029 (B)	2,431,000	2,218,543
4.63%, 06/15/2025 (B)	1,364,000	1,329,661
5.75%, 02/01/2027 (B)	1,958,000	1,949,737

		41,535,202

Food & Staples Retailing - 1.2%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP
3.25%, 03/15/2026 (B)	1,240,000	1,152,332
3.50%, 03/15/2029 (B)	4,595,000	4,023,704
4.63%, 01/15/2027 (B)	4,271,000	4,033,710
7.50%, 03/15/2026 (B)	1,067,000	1,101,846
Rite Aid Corp.
7.50%, 07/01/2025 (B)	3,441,000	2,991,011
8.00%, 11/15/2026 (A) (B)	3,055,000	2,573,837

		15,876,440

Food Products - 2.5%
Kraft Heinz Foods Co.
4.88%, 10/01/2049	3,025,000	2,854,420
5.00%, 07/15/2035 - 06/04/2042	8,174,000	8,183,980
6.88%, 01/26/2039	1,374,000	1,580,755
Pilgrim’s Pride Corp.
3.50%, 03/01/2032 (B)	2,870,000	2,423,356
5.88%, 09/30/2027 (B)	6,358,000	6,354,185
Post Holdings, Inc.
4.50%, 09/15/2031 (A) (B)	2,950,000	2,597,669
4.63%, 04/15/2030 (B)	1,647,000	1,476,964
5.50%, 12/15/2029 (B)	7,864,000	7,455,622
5.63%, 01/15/2028 (A) (B)	1,347,000	1,326,795

		34,253,746

Transamerica Funds	Page 3

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies - 0.4%
Medline Borrower LP
3.88%, 04/01/2029 (B)	$ 5,315,000	$ 4,803,431

Health Care Providers & Services - 5.9%
Acadia Healthcare Co., Inc.
5.00%, 04/15/2029 (B)	4,502,000	4,362,663
AdaptHealth LLC
4.63%, 08/01/2029 (B)	705,000	630,989
5.13%, 03/01/2030 (A) (B)	973,000	892,475
6.13%, 08/01/2028 (B)	3,972,000	3,759,007
Centene Corp.
3.38%, 02/15/2030	387,000	351,703
4.25%, 12/15/2027	1,538,000	1,513,007
4.63%, 12/15/2029	790,000	778,810
CHS / Community Health Systems, Inc.
5.25%, 05/15/2030 (B)	4,807,000	4,037,880
5.63%, 03/15/2027 (B)	398,000	354,005
6.88%, 04/15/2029 (A) (B)	674,000	374,070
8.00%, 03/15/2026 (B)	7,546,000	7,145,987
DaVita, Inc.
3.75%, 02/15/2031 (B)	8,537,000	6,488,120
4.63%, 06/01/2030 (B)	4,139,000	3,393,980
Encompass Health Corp.
4.50%, 02/01/2028	1,686,000	1,559,887
4.63%, 04/01/2031	638,000	572,771
4.75%, 02/01/2030	1,702,000	1,569,857
5.75%, 09/15/2025	4,174,000	4,183,764
HCA, Inc.
5.38%, 02/01/2025	3,103,000	3,165,145
5.88%, 02/15/2026 - 02/01/2029	9,363,000	9,700,003
7.50%, 11/06/2033	441,000	504,438
Molina Healthcare, Inc.
4.38%, 06/15/2028 (B)	4,554,000	4,383,225
Tenet Healthcare Corp.
4.25%, 06/01/2029 (B)	3,886,000	3,613,980
4.88%, 01/01/2026 (B)	1,897,000	1,881,008
5.13%, 11/01/2027 (B)	2,487,000	2,449,695
6.13%, 10/01/2028 - 06/15/2030 (B)	11,634,000	11,455,288

		79,121,757

Hotels, Restaurants & Leisure - 7.5%
1011778 BC ULC / New Red Finance, Inc.
3.88%, 01/15/2028 (B)	2,808,000	2,640,194
4.00%, 10/15/2030 (B)	3,743,000	3,265,767
Boyd Gaming Corp.
4.75%, 06/15/2031 (B)	910,000	837,409
Boyne USA, Inc.
4.75%, 05/15/2029 (B)	4,440,000	4,156,950
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (A) (B)	4,807,000	4,075,375
6.25%, 07/01/2025 (B)	2,172,000	2,166,570
Carnival Corp.
6.00%, 05/01/2029 (B)	3,225,000	2,476,504
7.63%, 03/01/2026 (A) (B)	1,588,000	1,372,866
10.50%, 02/01/2026 - 06/01/2030 (B)	5,239,000	4,983,374
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/2030	3,109,000	3,019,616
5.75%, 05/01/2028 (B)	493,000	495,834
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 07/01/2031 (B)	5,142,000	4,319,280
5.00%, 06/01/2029 (B)	1,165,000	1,030,821

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
International Game Technology PLC
4.13%, 04/15/2026 (B)	$ 1,429,000	$ 1,363,759
5.25%, 01/15/2029 (B)	780,000	753,226
6.25%, 01/15/2027 (B)	2,343,000	2,384,002
6.50%, 02/15/2025 (B)	2,272,000	2,308,920
Lions Gate Capital Holdings LLC
5.50%, 04/15/2029 (A) (B)	4,357,000	3,543,800
MGM Resorts International
4.63%, 09/01/2026	942,000	875,887
4.75%, 10/15/2028	2,858,000	2,586,933
5.50%, 04/15/2027	4,203,000	4,058,396
5.75%, 06/15/2025	4,250,000	4,212,451
6.75%, 05/01/2025	995,000	999,975
NCL Corp. Ltd.
5.88%, 03/15/2026 - 02/15/2027 (B)	7,783,000	6,529,411
Royal Caribbean Cruises Ltd.
4.25%, 07/01/2026 (B)	1,192,000	917,840
5.38%, 07/15/2027 (B)	2,377,000	1,824,181
5.50%, 04/01/2028 (A) (B)	1,904,000	1,437,520
9.13%, 06/15/2023 (A) (B)	788,000	799,907
10.88%, 06/01/2023 (B)	1,326,000	1,355,815
11.50%, 06/01/2025 (B)	861,000	922,295
Scientific Games International, Inc.
7.00%, 05/15/2028 (B)	3,390,000	3,448,342
Station Casinos LLC
4.50%, 02/15/2028 (B)	5,333,000	4,786,421
Travel & Leisure Co.
4.50%, 12/01/2029 (B)	3,812,000	3,281,980
5.65%, 04/01/2024	2,062,000	2,066,495
6.00%, 04/01/2027	4,641,000	4,604,800
Viking Cruises Ltd.
5.88%, 09/15/2027 (A) (B)	5,359,000	4,361,208
6.25%, 05/15/2025 (B)	5,512,000	4,933,240
7.00%, 02/15/2029 (A) (B)	1,701,000	1,373,949

		100,571,313

Household Durables - 1.2%
Beazer Homes USA, Inc.
5.88%, 10/15/2027	2,476,000	2,180,242
6.75%, 03/15/2025	3,196,000	3,054,310
7.25%, 10/15/2029 (A)	5,316,000	4,837,560
Century Communities, Inc.
6.75%, 06/01/2027	1,598,000	1,623,983
KB Home
7.25%, 07/15/2030	1,840,000	1,844,600
Meritage Homes Corp.
6.00%, 06/01/2025	2,124,000	2,154,540

		15,695,235

Household Products - 0.5%
Central Garden & Pet Co.
4.13%, 04/30/2031 (B)	3,119,000	2,675,575
Energizer Holdings, Inc.
6.50%, 12/31/2027 (B)	1,287,000	1,192,042
Spectrum Brands, Inc.
3.88%, 03/15/2031 (B)	4,084,000	3,348,880

		7,216,497

Independent Power & Renewable Electricity Producers - 1.2%
Calpine Corp.
3.75%, 03/01/2031 (B)	4,747,000	4,213,793
4.50%, 02/15/2028 (B)	3,830,000	3,715,100
5.00%, 02/01/2031 (B)	1,198,000	1,064,971
5.13%, 03/15/2028 (B)	2,084,000	1,964,170
5.25%, 06/01/2026 (B)	1,526,000	1,539,414

Transamerica Funds	Page 4

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Independent Power & Renewable Electricity Producers (continued)
Clearway Energy Operating LLC
3.75%, 02/15/2031 (B)	$ 2,217,000	$ 1,938,317
4.75%, 03/15/2028 (B)	2,443,000	2,369,710

		16,805,475

Insurance - 1.9%
Global Atlantic Finance Co.
Fixed until 07/15/2026, 4.70% (D), 10/15/2051 (B)	5,575,000	4,610,774
Hartford Financial Services Group, Inc.
3-Month LIBOR + 2.13%, 3.54% (D), 02/12/2067 (B)	6,827,000	5,538,504
Lincoln National Corp.
3-Month LIBOR + 2.36%, 3.80% (D), 05/17/2066	10,287,000	7,920,990
Ohio National Financial Services, Inc.
6.05%, 01/24/2030 (B)	7,641,000	7,488,895

		25,559,163

IT Services - 1.1%
Conduent Business Services LLC / Conduent State & Local Solutions, Inc.
6.00%, 11/01/2029 (B)	5,717,000	4,816,573
Gartner, Inc.
3.63%, 06/15/2029 (B)	326,000	297,700
3.75%, 10/01/2030 (B)	1,745,000	1,602,817
4.50%, 07/01/2028 (B)	3,333,000	3,201,554
Rackspace Technology Global, Inc.
3.50%, 02/15/2028 (A) (B)	5,748,000	4,753,778

		14,672,422

Leisure Products - 0.2%
Mattel, Inc.
5.45%, 11/01/2041	2,583,000	2,372,357

Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc.
3.75%, 03/15/2029 (B)	1,110,000	1,024,290
4.00%, 03/15/2031 (B)	1,110,000	1,015,557

		2,039,847

Machinery - 1.9%
Allison Transmission, Inc.
3.75%, 01/30/2031 (B)	2,792,000	2,411,562
Madison IAQ LLC
4.13%, 06/30/2028 (B)	2,453,000	2,170,905
5.88%, 06/30/2029 (A) (B)	767,000	600,178
SPX FLOW, Inc.
8.75%, 04/01/2030 (A) (B)	5,281,000	4,343,622
SRM Escrow Issuer LLC
6.00%, 11/01/2028 (B)	9,529,000	8,861,970
Vertiv Group Corp.
4.13%, 11/15/2028 (A) (B)	3,399,000	3,008,115
Wabash National Corp.
4.50%, 10/15/2028 (B)	4,877,000	3,999,140

		25,395,492

Media - 10.6%
Adelphia Communications Corp.
9.25%, 10/01/2049 (G) (I)	1,305,000	91
10.25%, 06/15/2049 - 11/01/2049 (G) (I) (J)	1,460,000	102

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Arches Buyer, Inc.
4.25%, 06/01/2028 (B)	$ 3,814,000	$ 3,261,963
6.13%, 12/01/2028 (A) (B)	2,463,000	2,019,660
CCO Holdings LLC / CCO Holdings Capital Corp.
4.25%, 02/01/2031 - 01/15/2034 (B)	5,545,000	4,686,142
4.50%, 08/15/2030 (B)	4,451,000	3,956,583
4.50%, 05/01/2032	3,975,000	3,480,927
4.75%, 03/01/2030 - 02/01/2032 (B)	7,694,000	6,949,806
5.00%, 02/01/2028 (B)	4,251,000	4,102,215
5.38%, 06/01/2029 (B)	1,794,000	1,709,592
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/2027 (B)	5,106,000	4,734,896
7.50%, 06/01/2029 (A) (B)	1,668,000	1,330,784
7.75%, 04/15/2028 (A) (B)	4,647,000	3,737,675
CSC Holdings LLC
4.50%, 11/15/2031 (B)	1,778,000	1,502,410
4.63%, 12/01/2030 (B)	3,219,000	2,446,440
5.00%, 11/15/2031 (B)	1,505,000	1,118,279
5.38%, 02/01/2028 (A) (B)	2,777,000	2,638,150
5.75%, 01/15/2030 (B)	7,076,000	5,723,423
6.50%, 02/01/2029 (B)	2,516,000	2,439,237
7.50%, 04/01/2028 (A) (B)	2,569,000	2,357,057
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.38%, 08/15/2026 (B)	10,476,000	2,304,720
6.63%, 08/15/2027 (B)	609,000	56,333
Directv Financing LLC / Directv Financing Co-Obligor, Inc.
5.88%, 08/15/2027 (B)	6,774,000	6,328,406
DISH DBS Corp.
5.00%, 03/15/2023	2,627,000	2,577,744
5.25%, 12/01/2026 (B)	2,989,000	2,585,485
5.75%, 12/01/2028 (B)	3,059,000	2,481,614
7.38%, 07/01/2028	2,449,000	1,749,636
7.75%, 07/01/2026	2,590,000	2,148,405
Gray Escrow II, Inc.
5.38%, 11/15/2031 (B)	3,894,000	3,436,455
Gray Television, Inc.
4.75%, 10/15/2030 (B)	4,827,000	4,148,249
7.00%, 05/15/2027 (A) (B)	4,283,000	4,290,904
iHeartCommunications, Inc.
6.38%, 05/01/2026	1,873,000	1,821,043
8.38%, 05/01/2027 (A)	4,588,759	4,142,732
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027 (B)	6,823,000	6,623,648
Sinclair Television Group, Inc.
5.50%, 03/01/2030 (A) (B)	5,395,000	4,327,756
Sirius XM Radio, Inc.
4.13%, 07/01/2030 (B)	2,892,000	2,602,222
5.00%, 08/01/2027 (B)	250,000	247,943
5.50%, 07/01/2029 (B)	2,467,000	2,417,068
TEGNA, Inc.
4.63%, 03/15/2028	2,359,000	2,304,094
4.75%, 03/15/2026 (B)	1,729,000	1,716,871
Univision Communications, Inc.
6.63%, 06/01/2027 (B)	4,399,000	4,409,997
UPC Broadband Finco BV
4.88%, 07/15/2031 (B)	4,157,000	3,675,453
UPC Holding BV
5.50%, 01/15/2028 (B)	2,314,000	2,113,214
Virgin Media Finance PLC
5.00%, 07/15/2030 (B)	5,449,000	4,616,148
VZ Secured Financing BV
5.00%, 01/15/2032 (B)	10,109,000	9,015,307
Ziggo Bond Co. BV
6.00%, 01/15/2027 (B)	2,487,000	2,387,520

		142,724,399

Transamerica Funds	Page 5

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining - 3.9%
Big River Steel LLC / BRS Finance Corp.
6.63%, 01/31/2029 (B)	$ 2,563,000	$ 2,613,709
Constellium SE
5.63%, 06/15/2028 (B)	7,339,000	6,613,906
5.88%, 02/15/2026 01/22/2020 - 12/16/2020 (B)	6,910,000	6,705,334
FMG Resources August Pty. Ltd.
5.88%, 04/15/2030 (B)	4,672,000	4,456,667
Freeport-McMoRan, Inc.
4.13%, 03/01/2028	3,142,000	2,966,645
4.25%, 03/01/2030	2,492,000	2,335,403
4.38%, 08/01/2028	4,277,000	4,057,631
4.63%, 08/01/2030 (A)	1,027,000	985,304
5.45%, 03/15/2043	2,827,000	2,651,193
Mineral Resources Ltd.
8.13%, 05/01/2027 (B)	4,732,000	4,696,835
8.50%, 05/01/2030 (B)	5,338,000	5,404,725
New Gold, Inc.
7.50%, 07/15/2027 (B)	5,832,000	4,562,957
Novelis Corp.
3.25%, 11/15/2026 (B)	595,000	553,683
3.88%, 08/15/2031 (B)	612,000	523,260
4.75%, 01/30/2030 (B)	3,102,000	2,869,459

		51,996,711

Oil, Gas & Consumable Fuels - 10.9%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.38%, 06/15/2029 (B)	4,910,000	4,796,554
7.88%, 05/15/2026 (B)	3,536,000	3,701,025
Antero Resources Corp.
8.38%, 07/15/2026 (B)	874,000	936,404
Callon Petroleum Co.
6.38%, 07/01/2026	1,986,000	1,884,859
7.50%, 06/15/2030 (B)	2,621,000	2,513,775
8.00%, 08/01/2028 (A) (B)	813,000	824,077
8.25%, 07/15/2025	4,645,000	4,645,929
Cheniere Energy Partners LP
4.00%, 03/01/2031	4,372,000	4,049,849
Cheniere Energy, Inc.
4.63%, 10/15/2028	1,621,000	1,578,287
Chord Energy Corp.
6.38%, 06/01/2026 (B)	3,432,000	3,380,520
Civitas Resources, Inc.
5.00%, 10/15/2026 (B)	2,080,000	1,953,744
Comstock Resources, Inc.
5.88%, 01/15/2030 (B)	3,059,000	2,868,057
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
8.00%, 04/01/2029 (B)	6,532,000	6,457,405
CrownRock LP / CrownRock Finance, Inc.
5.00%, 05/01/2029 (B)	223,000	207,136
5.63%, 10/15/2025 (B)	6,411,000	6,401,512
DCP Midstream LP
Fixed until 12/15/2022 (C), 7.38% (D)	3,581,000	3,243,352
DCP Midstream Operating LP
5.38%, 07/15/2025	4,083,000	4,164,660
DT Midstream, Inc.
4.13%, 06/15/2029 (B)	2,575,000	2,383,832
4.38%, 06/15/2031 (B)	835,000	749,413
eG Global Finance PLC
6.75%, 02/07/2025 (B)	5,529,000	5,266,372
8.50%, 10/30/2025 (B)	368,000	360,368
EQM Midstream Partners LP
6.00%, 07/01/2025 (B)	554,000	552,626
6.50%, 07/01/2027 (B)	2,298,000	2,302,757

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Hess Midstream Operations LP
4.25%, 02/15/2030 (B)	$ 272,000	$ 242,303
5.13%, 06/15/2028 (A) (B)	3,131,000	3,040,123
Holly Energy Partners LP / Holly Energy Finance Corp.
6.38%, 04/15/2027 (B)	2,913,000	2,871,345
Ithaca Energy North Sea PLC
9.00%, 07/15/2026 (A) (B)	4,500,000	4,371,750
Kinder Morgan, Inc.
8.05%, 10/15/2030	2,486,000	2,912,769
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/2026 (B)	853,000	776,076
NuStar Logistics LP
5.63%, 04/28/2027	3,359,000	3,212,447
5.75%, 10/01/2025	944,000	913,037
6.00%, 06/01/2026	531,000	521,978
Occidental Petroleum Corp.
6.13%, 01/01/2031 (A)	871,000	936,071
6.20%, 03/15/2040	2,345,000	2,391,586
6.45%, 09/15/2036	7,676,000	8,536,710
6.60%, 03/15/2046	860,000	950,300
6.63%, 09/01/2030	2,228,000	2,471,732
7.15%, 05/15/2028	4,012,000	4,277,874
Parkland Corp.
4.50%, 10/01/2029 (B)	1,499,000	1,319,131
4.63%, 05/01/2030 (B)	855,000	765,054
5.88%, 07/15/2027 (B)	3,004,000	2,928,900
PDC Energy, Inc.
6.13%, 09/15/2024	2,602,000	2,589,147
SM Energy Co.
6.50%, 07/15/2028 (A)	512,000	504,520
6.63%, 01/15/2027 (A)	2,965,000	2,957,588
6.75%, 09/15/2026 (A)	3,319,000	3,285,810
Southwestern Energy Co.
4.75%, 02/01/2032	1,410,000	1,314,825
5.38%, 03/15/2030	1,857,000	1,827,167
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.75%, 04/15/2025	4,578,000	3,593,730
8.50%, 10/15/2026 (B)	1,675,000	1,598,143
Summit Midstream Partners LP
Fixed until 12/15/2022 (C), 9.50%	4,423,000	3,188,983
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	2,747,000	2,451,643
4.88%, 02/01/2031	3,857,000	3,625,256
5.00%, 01/15/2028	3,140,000	3,084,139
5.50%, 03/01/2030	2,086,000	2,062,616
Western Midstream Operating LP
5.30%, 03/01/2048	4,085,000	3,580,410
5.45%, 04/01/2044	2,246,000	2,010,125

		146,335,801

Paper & Forest Products - 0.6%
Domtar Corp.
6.75%, 10/01/2028 (B)	4,560,000	4,204,156
Glatfelter Corp.
4.75%, 11/15/2029 (A) (B)	6,159,000	4,195,819

		8,399,975

Personal Products - 0.4%
Coty, Inc.
5.00%, 04/15/2026 (B)	2,265,000	2,224,457
6.50%, 04/15/2026 (A) (B)	3,142,000	3,077,353

		5,301,810

Transamerica Funds	Page 6

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals - 1.5%
Bausch Health Americas, Inc.
8.50%, 01/31/2027 (A) (B)	$ 3,188,000	$ 2,016,410
9.25%, 04/01/2026 (A) (B)	1,637,000	1,138,550
Bausch Health Cos., Inc.
5.00%, 01/30/2028 - 02/15/2029 (B)	2,008,000	1,030,668
5.25%, 01/30/2030 (B)	1,394,000	723,793
5.50%, 11/01/2025 (B)	1,346,000	1,197,940
7.00%, 01/15/2028 (B)	3,255,000	1,806,525
9.00%, 12/15/2025 06/02/2021 (B)	1,353,000	977,543
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
9.50%, 07/31/2027 (B)	1,889,000	453,360
Endo Luxembourg Finance Co. I SARL / Endo US, Inc.
6.13%, 04/01/2029 (A) (B)	3,300,000	2,648,250
Organon & Co. / Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/2028 (B)	2,786,000	2,642,632
5.13%, 04/30/2031 (B)	1,694,000	1,606,081
Par Pharmaceutical, Inc.
7.50%, 04/01/2027 (B)	4,763,000	3,817,973

		20,059,725

Real Estate Management & Development - 0.2%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028 (B)	3,176,000	3,129,027

Road & Rail - 1.0%
Hertz Corp.
4.63%, 12/01/2026 (B)	593,000	527,770
5.00%, 12/01/2029 (B)	2,126,000	1,817,826
Uber Technologies, Inc.
4.50%, 08/15/2029 (B)	3,022,000	2,701,003
7.50%, 09/15/2027 (B)	4,966,000	5,028,075
8.00%, 11/01/2026 (B)	3,386,000	3,448,530

		13,523,204

Software - 1.5%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029 (A)	4,095,000	3,740,496
Helios Software Holdings, Inc. / ION Corp. Solutions Finance SARL
4.63%, 05/01/2028 (B)	7,057,000	5,612,753
NCR Corp.
5.00%, 10/01/2028 (A) (B)	2,166,000	2,060,379
5.13%, 04/15/2029 (B)	3,366,000	3,231,612
5.25%, 10/01/2030 (A) (B)	1,709,000	1,648,895
5.75%, 09/01/2027 (B)	1,278,000	1,250,037
6.13%, 09/01/2029 (A) (B)	2,085,000	2,029,955

		19,574,127

Specialty Retail - 1.1%
Bath & Body Works, Inc.
5.25%, 02/01/2028	743,000	700,582
6.75%, 07/01/2036	1,960,000	1,778,700
6.88%, 11/01/2035 (A)	1,468,000	1,345,613
7.50%, 06/15/2029	4,485,000	4,447,192
9.38%, 07/01/2025 (B)	522,000	545,582
Gap, Inc.
3.63%, 10/01/2029 (A) (B)	812,000	595,561
3.88%, 10/01/2031 (A) (B)	812,000	584,640

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Specialty Retail (continued)
Staples, Inc.
7.50%, 04/15/2026 (B)	$ 5,296,000	$ 4,668,742

		14,666,612

Technology Hardware, Storage & Peripherals - 0.2%
Western Digital Corp.
4.75%, 02/15/2026	3,292,000	3,242,543

Trading Companies & Distributors - 1.4%
Boise Cascade Co.
4.88%, 07/01/2030 (B)	4,950,000	4,491,927
Herc Holdings, Inc.
5.50%, 07/15/2027 (B)	8,025,000	8,035,031
United Rentals North America, Inc.
3.75%, 01/15/2032	2,679,000	2,354,895
4.00%, 07/15/2030	4,263,000	3,921,960

		18,803,813

Wireless Telecommunication Services - 1.4%
Altice France SA
5.50%, 10/15/2029 (B)	4,141,000	3,574,884
8.13%, 02/01/2027 (B)	2,933,000	2,896,250
Sprint Corp.
7.63%, 03/01/2026	1,427,000	1,565,233
T-Mobile USA, Inc.
2.25%, 02/15/2026	1,052,000	982,305
2.63%, 02/15/2029	1,110,000	990,730
2.88%, 02/15/2031	1,127,000	992,656
3.38%, 04/15/2029	3,160,000	2,950,144
Vmed O2 Financing I PLC
4.25%, 01/31/2031 (B)	2,322,000	2,033,817
4.75%, 07/15/2031 (B)	2,529,000	2,288,745

		18,274,764

Total Corporate Debt Securities (Cost $1,424,135,008)		1,282,196,491

LOAN ASSIGNMENTS - 0.6%
Communications Equipment - 0.3%
Avaya, Inc.
Term Loan B,
1-Month LIBOR + 4.25%, 6.25% (D), 12/15/2027	5,009,865	2,567,556
Term Loan B2,
1-Month LIBOR + 4.00%, 6.00% (D), 12/15/2027	2,625,000	1,345,312

		3,912,868

Diversified Telecommunication Services - 0.3%
Zayo Group Holdings, Inc.
Term Loan,
1-Month LIBOR + 3.00%, 5.37% (D), 03/09/2027	4,476,329	4,125,497

Total Loan Assignments (Cost $12,048,064)		8,038,365

	Shares	Value
COMMON STOCKS - 0.1%
Building Products - 0.0% (K)
Associated Materials LLC / AMH New Finance, Inc. (G) (I)	1,593,380	2

Transamerica Funds	Page 7

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Diversified Telecommunication Services - 0.1%
Intelsat SA (G) (I)	31,634	$ 822,484

Electric Utilities - 0.0% (K)
Homer City Generation LLC (G) (I) (L)	270,659	2,707

Oil, Gas & Consumable Fuels - 0.0% (K)
Ultra Resources, Inc. (G) (H) (I)	3,226	0

Software - 0.0% (K)
ASG WT Corp. (G) (I)	1,265	155,468

Total Common Stocks (Cost $16,880,077)		980,661

WARRANT - 0.0% (K)
Construction & Engineering - 0.0% (K)
Abengoa Abenewco 2 SA, (B) (G) (I) (M) (N)
Exercise Price EUR 0,
Expiration Date 10/26/2024	2,023,470	20

Total Warrant (Cost $273,488)		20

	Shares	Value
OTHER INVESTMENT COMPANY - 8.5%
Securities Lending Collateral - 8.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.27% (O)	114,790,360	$ 114,790,360

Total Other Investment Company (Cost $114,790,360)		114,790,360

	Principal	Value
REPURCHASE AGREEMENT - 2.7%
Fixed Income Clearing Corp., 0.65% (O), dated 07/29/2022, to be repurchased at $36,193,448 on 08/01/2022. Collateralized by a U.S. Government Obligation, 3.00%, due 07/15/2025, and with a value of $36,915,409.	$ 36,191,488	36,191,488

Total Repurchase Agreement (Cost $36,191,488)		36,191,488

Total Investments (Cost $1,604,318,485)		1,442,197,385
Net Other Assets (Liabilities) - (7.1)%		(95,775,496)

Net Assets - 100.0%		$ 1,346,421,889

INVESTMENT VALUATION:

Valuation Inputs (P)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (Q)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$1,282,196,298	$193	$1,282,196,491
Loan Assignments	—	8,038,365	—	8,038,365
Common Stocks	—	—	980,661	980,661
Warrant	—	—	20	20
Other Investment Company	114,790,360	—	—	114,790,360
Repurchase Agreement	—	36,191,488	—	36,191,488

Total Investments	$114,790,360	$1,326,426,151	$980,874	$1,442,197,385

Transfers

Investments	Transfers from Level 1 to Level 3	Transfers from Level 3 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Warrant (N)	$—	$—	$20	$—

Transamerica Funds	Page 8

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $118,736,644, collateralized by cash collateral of $114,790,360 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $6,453,600. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, the total value of 144A securities is $912,198,166, representing 67.7% of the Fund’s net assets.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	Floating or variable rate securities. The rates disclosed are as of July 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after July 31, 2022. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(F)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If the securities make a cash payment in addition to in-kind, the cash rate is disclosed separately.
(G)	Securities are Level 3 of the fair value hierarchy.
(H)	Security deemed worthless.
(I)	Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2022, the total value of securities is $980,874, representing 0.1% of the Fund’s net assets.
(J)	Escrow position. Position represents remaining escrow balance expected to be received upon finalization of restructuring.
(K)	Percentage rounds to less than 0.1% or (0.1)%.
(L)	Restricted security. At July 31, 2022, the value of such security held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Common Stocks	Homer City Generation LLC	01/10/2011 - 03/24/2017	$13,906,767	$2,707	0.0	%(K)

(M)	Non-income producing security.
(N)	Transferred from Level 2 to 3 due to utilizing significant unobservable inputs. As of prior reporting period, the security utilized significant observable inputs.
(O)	Rates disclosed reflect the yields at July 31, 2022.
(P)	The Fund recognized transfers in and out of Level 3 during the period ended July 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(Q)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate

Transamerica Funds	Page 9

Transamerica High Yield Bond

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica High Yield Bond (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Transamerica Funds	Page 10

Transamerica High Yield Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

Warrants: Warrants may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the warrants are priced at zero. Warrants are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Transamerica Funds	Page 11